Equity - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
At the beginning of the year	$ (1,314,025)
Share base compensation reserve	1,055	$ 667	$ 1,020
Remeasurement of defined benefit obligations net for income tax	4	859	28
At the end of the year	(1,313,888)	(1,314,025)
Other reserves
EQUITY
At the beginning of the year	(1,314,025)	(1,321,211)	(1,321,142)
Change in participations	12	6,682	1,433
Share base compensation reserve	1,055	667	1,020
Execution of share-based compensation reserve	(949)	(510)	(2,520)
Remeasurement of defined benefit obligations net for income tax	19	347	(2)
At the end of the year	$ (1,313,888)	$ (1,314,025)	$ (1,321,211)